Average Annual Total Returns - FidelityMagellanFund-RetailPRO - FidelityMagellanFund-RetailPRO - Fidelity Magellan Fund	May 30, 2023
Fidelity Magellan Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(27.15%)
Past 5 years	8.01%
Past 10 years	12.13%
Fidelity Magellan Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(27.94%)
Past 5 years	6.20%
Past 10 years	10.06%
Fidelity Magellan Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.45%)
Past 5 years	6.16%
Past 10 years	9.54%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%